Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment

14.	Property, plant and equipment

		December 31, 2020							December 31, 2021
	Weighted average rate (p.a.)	Historical cost	Accumulated depreciation	Net opening balance	Additions	Contractual amendments	Depreciation	Write-offs	Net ending balance	Historical cost	Accumulated depreciation
Flight equipment
Aircraft - ROU(1) with no purchase option	17.00%	4,020,709	(1,420,648)	2,600,061	2,446,548	776,867	(654,599)	(4)	5,168,873	7,127,628	(1,958,755)
Spare parts and engines - Own (3) (4)	7.00%	1,964,411	(837,048)	1,127,363	106,343	-	(131,887)	(3,122)	1,098,697	2,062,646	(963,949)
Spare parts and engines - ROU	25.91%	84,329	(47,940)	36,389	48,532	-	(18,606)	-	66,315	129,223	(62,908)
Aircraft and engine improvements	44.14%	3,206,385	(2,282,042)	924,343	266,584	-	(418,170)	(76)	772,681	3,143,372	(2,370,691)
Tools	10.00%	55,821	(28,697)	27,124	1,238	-	(3,843)	(20)	24,499	56,826	(32,327)
		9,331,655	(4,616,375)	4,715,280	2,869,245	776,867	(1,227,105)	(3,222)	7,131,065	12,519,695	(5,388,630)

Non-aeronautical property, plant and equipment
Vehicles	20.00%	11,264	(9,572)	1,692	382	-	(551)	(362)	1,161	11,076	(9,915)
Machinery and equipment	10.00%	62,841	(48,417)	14,424	148	-	(2,529)	(30)	12,013	62,837	(50,824)
Furniture and fixtures	10.00%	32,790	(20,483)	12,307	195	-	(1,959)	(59)	10,484	32,508	(22,024)
Computers, peripherals and equipment	13.33%	49,775	(37,740)	12,035	505	-	(3,755)	(18)	8,767	49,636	(40,869)
Computers, peripherals and equipment – ROU	33.29%	21,992	(15,460)	6,532	1,218	-	(4,791)	-	2,959	23,210	(20,251)
Third-party property improvements	16.18%	183,351	(156,965)	26,386	45	-	(9,904)	(14)	16,513	183,345	(166,832)
Third-party properties - ROU	35.68%	27,867	(15,834)	12,033	-	1,512	(8,781)	(131)	4,633	28,819	(24,186)
Construction in progress		14,837	-	14,837	573	-	-	-	15,410	15,410	-
		404,717	(304,471)	100,246	3,066	1,512	(32,270)	(614)	71,940	406,841	(334,901)

Impairment losses (2)	-	(34,330)	-	(34,330)	7,476	-	-	-	(26,854)	(26,854)	-
Total property, plant and equipment in use		9,702,042	(4,920,846)	4,781,196	2,879,787	778,379	(1,259,375)	(3,836)	7,176,151	12,899,682	(5,723,531)

Advances to suppliers	-	179,092	-	179,092	331,517	-	-	(11,590)	499,019	499,019	-
Total		9,881,134	(4,920,846)	4,960,288	3,211,304	778,379	(1,259,375)	(15,426)	7,675,170	13,398,701	(5,723,531)

(1)	Right of Use (“ROU”).
(2)	Refers to provisions for impairment losses for rotable items (spare parts), classified under “Parts and spare engines", recorded by the Company in order to present its assets according to the actual capacity for the generation of expected future benefits.
(3)	On December 31, 2021, the balance of spare parts is granted as a guarantee to the Senior Secured Notes 2026, as per Note 16.
(4)	On December 31, 2021, 19 Company's engines are granted as a guarantee to the Spare Engine Facility and the Loan Facility, according to Note 16.